UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2014

MFS® INVESTMENT GRADE MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 145.3%
Airport Revenue - 4.5%
Chicago, IL, O’Hare International Airport Rev. General Airport Sr. Lien Rev., “A”, 5%, 1/01/22	$750,000	$854,404
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	650,000	700,811
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	25,000	26,419
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	45,000	47,790
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	160,000	177,229
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	140,000	145,100
Massachusetts Port Authority Rev., “A”, 5%, 7/01/37	35,000	36,399
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	195,000	213,724
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	225,000	244,960
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/40	835,000	858,163
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/25	1,000,000	1,118,330
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	710,000	748,589

		$5,171,918
General Obligations - General Purpose - 5.8%
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/29	$855,000	$935,182
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/29	755,000	827,842
Luzerne County, PA, AGM, 6.75%, 11/01/23	370,000	416,043
Richland County, SC, General Obligation, “B”, 5%, 3/01/23	1,000,000	1,210,030
Snohomish County, WA, Public Hospital District No. 3, 5%, 12/01/31	505,000	521,281
State of California, 4%, 9/01/26	725,000	764,505
State of California, 5.25%, 10/01/28	270,000	307,538
State of California, 5.25%, 9/01/30	645,000	725,573
State of Hawaii, “DZ”, 5%, 12/01/31	180,000	199,184
State of Illinois, 5.5%, 7/01/33	105,000	113,248
State of Illinois, 5.5%, 7/01/38	600,000	641,460

		$6,661,886
General Obligations - Schools - 4.4%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	$130,000	$62,100
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	235,000	106,051
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	470,000	200,446
Conroe, TX, Independent School District, Unlimited Tax School Building and Refunding, PSF, 5%, 2/15/39	155,000	170,956
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/39	315,000	348,255
Frenship, TX, Independent School District, AGM, 5%, 2/15/33	1,000,000	1,035,650
Frisco, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 8/15/23	1,170,000	1,415,782
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	95,000	103,595
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0%, 8/01/28	140,000	100,213
Pomona, CA, Unified School District, “A”, NATL, 6.45%, 8/01/22	1,000,000	1,204,110
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 8/01/24	250,000	295,820

		$5,042,978
Healthcare Revenue - Hospitals - 19.5%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 8/01/34	$165,000	$174,088
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	105,000	109,163
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	195,000	213,351
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	535,000	610,708
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 8/15/38	360,000	388,300
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	820,000	860,057
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/44	380,000	394,315
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	355,000	375,075
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	490,000	533,581

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 12/01/18 (c)	$205,000	$262,115
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/18 (c)	250,000	322,540
Health Care Authority for Baptist Health, AL, “D”, 5%, 11/15/21	850,000	874,004
Illinois Finance Authority Rev. (Advocate Healthcare), 4%, 6/01/47	275,000	234,215
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/28	380,000	408,508
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	400,000	482,716
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	565,000	609,703
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 5/15/25	460,000	508,815
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38	395,000	430,495
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 3/01/37	705,000	731,092
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	470,000	499,107
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	255,000	281,247
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	85,000	92,336
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	440,000	461,710
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 8/15/43	265,000	279,315
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	290,000	294,112
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	385,000	388,573
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37	45,000	45,571
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39	175,000	204,425
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 7/01/42	265,000	267,698
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/43	40,000	41,672
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 7/01/29	370,000	370,422
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 8/01/42	195,000	210,319
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	750,000	783,698
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	85,000	73,041
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	255,000	197,640
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	85,000	64,758
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	445,000	477,107
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	165,000	186,254
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	100,000	109,813
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	245,000	252,259
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	855,000	945,450
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/39	525,000	572,597
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39	230,000	277,139
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/38	555,000	583,893
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	535,000	542,116
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 7/01/42	95,000	96,825
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	105,000	114,350
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	155,000	168,637
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (HealthPartners Obligated Group), 5.25%, 5/15/23	325,000	343,863
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/26	1,365,000	1,400,149
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	135,000	135,311
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	20,000	20,753
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	20,000	20,419
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	40,000	40,289
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	120,000	121,368
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 11/01/32	265,000	254,922
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 11/01/37	185,000	178,860
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/41	85,000	94,044

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/36	$695,000	$854,231
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	570,000	591,540
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	285,000	280,859
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	185,000	195,599
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	55,000	57,264
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 5/01/18	385,000	387,314
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	100,000	110,864

		$22,492,574
Healthcare Revenue - Long Term Care - 4.8%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$75,000	$76,409
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	75,000	75,848
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	90,000	94,046
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	570,000	608,184
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2/15/34	250,000	250,735
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	115,000	128,772
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	160,000	137,534
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	125,000	104,474
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	500,000	497,005
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2/15/25	310,000	311,925
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	190,000	201,318
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	100,000	97,802
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 1/01/25	310,000	310,760
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 1/01/37	100,000	96,640
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	140,000	140,542
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 11/15/46	366,000	312,879
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 5/09/53	32,000	27,707
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 11/15/46	64,000	54,711
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	400,000	413,264
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 5/01/14 (c)	475,000	489,312
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	40,000	41,540
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	315,000	322,878
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	500,000	440,115
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	320,000	320,243

		$5,554,643
Human Services - 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 1/01/24	$250,000	$250,103

Industrial Revenue - Airlines - 1.1%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	$125,000	$149,843
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	95,000	101,021
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	245,000	231,118
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	125,000	124,370
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29 (b)	260,000	255,931
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	40,000	39,996
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	35,000	34,997
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	140,000	137,577
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	170,000	166,398

		$1,241,251

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Chemicals - 0.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	$590,000	$613,494

Industrial Revenue - Environmental Services - 1.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (b)	$135,000	$147,713
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 1/01/22	305,000	324,715
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 11/01/23	335,000	350,423
Indiana Economic Development Finance Authority Rev.(Republic Services, Inc. Project), “A”, FRN, 0.47%, 5/01/34	225,000	225,000
Indiana Economic Development Finance Authority Rev.(Republic Services, Inc. Project), “B”, FRN, 0.32%, 5/01/28	140,000	140,000
Kentucky Economic Development Finance Authority Solid Waste Refunding Rev. (Republic Services, Inc. Project), “B”, FRN, 0.32%, 4/01/31	55,000	55,000
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	205,000	203,274
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	175,000	167,983
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	175,000	167,983
Ohio Solid Waste Rev. (Republic Services, Inc. Project), FRN, 0.52%, 11/01/35	110,000	110,000
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (b)	195,000	188,682

		$2,080,773
Industrial Revenue - Other - 3.8%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	$25,246	$252
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/28	250,000	250,150
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	305,000	311,466
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	135,000	134,857
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	115,000	114,281
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 12/01/25	115,000	111,176
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,000,000	1,094,070
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 11/01/25	250,000	225,440
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	500,000	499,075
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (b)	480,000	487,805
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 12/15/21	1,000,000	1,206,510

		$4,435,082
Industrial Revenue - Paper - 1.0%
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 11/01/27	$250,000	$250,040
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 5/15/35	145,000	114,383
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	320,000	323,421
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2/01/25	310,000	311,175
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	110,000	116,555

		$1,115,574
Miscellaneous Revenue - Entertainment & Tourism - 0.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$200,000	$213,700
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 10/01/26 (n)	350,000	322,196
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/22 (n)	250,000	266,393

		$802,289
Miscellaneous Revenue - Other - 4.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$95,000	$99,556
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/19	190,000	199,688
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	155,000	160,910
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	90,000	91,454
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	70,000	74,465
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	35,000	37,022
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	145,000	148,344
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 5/15/40	95,000	101,925

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/34	$465,000	$494,342
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	50,000	57,532
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	250,000	289,328
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	350,000	350,235
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	240,000	237,763
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	40,000	41,669
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/35	180,000	187,115
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project) , 5.375%, 1/01/43	225,000	229,892
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	40,000	43,776
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	40,000	41,668
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	115,000	117,954
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	185,000	209,400
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	435,000	467,773
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/31	200,000	214,354
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/44	500,000	515,420
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 7/01/29	600,000	650,472
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	35,000	37,544
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	365,000	355,054

		$5,454,655
Multi-Family Housing Revenue - 2.9%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 7/01/40	$490,000	$490,284
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 7/15/32 (d)(q)	340,000	170,296
Centerline Capital Group, Inc., FHLMC, 6.3%, 10/31/52 (n)	500,000	565,960
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 6/01/37	500,000	503,815
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/38	359,612	335,165
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.544%, 12/01/16 (z)	227,741	224,386
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 11/20/37	1,040,000	1,040,884

		$3,330,790
Parking - 0.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$285,000	$308,721

Port Revenue - 0.9%
Port of Oakland, CA, Rev., “P”, 5%, 5/01/33	$970,000	$1,010,139

Sales & Excise Tax Revenue - 5.8%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/24	$250,000	$223,993
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	155,000	168,315
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	310,000	335,339
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	60,000	64,491
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/40	410,000	430,426
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	560,000	615,798
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	480,000	505,843
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/27	480,000	544,464
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	350,000	426,346
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/32	720,000	793,613
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/35	1,025,000	1,119,044
Riverside County Transportation Commission Sales Tax Rev. ( Limited Tax), “A”, 5.25%, 6/01/39	345,000	382,232
Tampa Bay, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 10/01/25	1,000,000	1,132,620

		$6,742,524
Single Family Housing - Local - 0.5%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/38	$63,598	$63,870
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/28	460,000	462,958

		$526,828

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - 2.1%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	$1,050,000	$1,064,690
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/42	125,000	127,178
Colorado Housing & Finance Authority, “A”, 5.5%, 11/01/29	690,000	721,892
Maine Housing Authority Mortgage, “A-2”, 4.95%, 11/15/27	115,000	115,067
Montana Board Housing (Single Family Mortgage), “A”, 5%, 6/01/36	445,000	445,178

		$2,474,005
Solid Waste Revenue - 0.2%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	$260,000	$262,493

State & Local Agencies - 5.5%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$55,000	$57,594
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/38	1,220,000	1,279,951
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	140,000	149,573
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 12/01/14 (c)	250,000	259,335
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/30	85,000	89,757
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 12/01/14 (c)	550,000	569,525
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 12/01/30	350,000	359,510
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	75,000	54,276
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	1,575,000	1,676,808
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	105,000	116,830
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	410,000	444,879
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 12/01/30	350,000	363,633
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	105,000	116,690
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 5/01/20	500,000	509,060
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), Capital Appreciation, AMBAC, 0%, 7/15/18	300,000	265,512

		$6,312,933
Student Loan Revenue - 1.1%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	$145,000	$148,379
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	150,000	153,291
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	15,000	15,337
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	265,000	270,276
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	275,000	290,095
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/29	350,000	362,376

		$1,239,754
Tax - Other - 0.9%
Dallas County, TX, Flood Control District, 7.25%, 4/01/32	$500,000	$500,735
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	350,000	381,276
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	160,000	172,251

		$1,054,262
Tax Assessment - 2.6%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 1/01/16	$100,000	$105,895
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 6/01/22	610,000	615,203
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 3/01/16	78,000	80,068
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	165,000	161,291
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	130,000	123,475
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	178,000	180,816

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	$210,000	$235,253
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	210,000	234,169
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 3/01/35	703,000	699,752
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	25,000	25,323
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 5/01/35	425,000	359,627
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/37 (a)(d)	480,000	182,400

		$3,003,272
Tobacco - 4.9%
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	$150,000	$172,545
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,145,000	1,298,384
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	1,440,000	1,392,322
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	1,850,000	1,402,911
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	1,835,000	1,398,215

		$5,664,377
Toll Roads - 4.4%
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	$175,000	$196,513
North Texas Tollway Authority Rev., 6%, 1/01/38	620,000	691,399
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	1,000,000	1,098,060
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 1/15/15	2,000,000	1,956,160
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	115,000	128,431
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	95,000	103,541
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/29	1,125,000	572,456
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	275,000	281,614

		$5,028,174
Transportation - Special Tax - 7.4%
Arizona Transportation Board Highway Rev., “B”, 5%, 7/01/31	$1,000,000	$1,081,730
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/38	1,000,000	1,086,470
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/30	1,000,000	1,100,850
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/36	2,000,000	2,157,340
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 6/01/20	1,000,000	1,182,420
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/28	405,000	453,426
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/29	405,000	450,494
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/30	385,000	425,760
State of Hawaii, Highway Rev., “A”, 5%, 1/01/30	305,000	338,038
State of Hawaii, Highway Rev., “A”, 5%, 1/01/31	120,000	132,391
State of Hawaii, Highway Rev., “A”, 5%, 1/01/32	80,000	87,744

		$8,496,663
Universities - Colleges - 23.3%
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/38	$350,000	$367,731
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	135,000	142,814
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/36	75,000	86,913
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	535,000	586,542
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	100,000	108,616
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	70,000	75,999
California State University Rev., “A”, 5%, 11/01/37	805,000	857,591
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	320,000	324,582
District of Columbia Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 4/01/18, 5% to 4/01/40	1,430,000	1,198,183
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/40	645,000	698,445

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	$115,000	$127,262
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	55,000	59,764
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/25	130,000	143,465
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/26	95,000	104,259
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/28	20,000	21,693
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 4/01/31	335,000	308,575
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	545,000	563,045
Indiana University Rev., “A”, 5%, 6/01/32	45,000	49,793
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	100,000	103,104
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	100,000	100,864
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/15 (c)	90,000	100,984
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	135,000	146,329
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	415,000	451,250
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 4/01/28	125,000	133,335
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 6/01/19 (c)	460,000	608,083
New York Dormitory Authority Rev. (Columbia University), 5%, 7/01/38 (u)	15,000,000	16,398,000
Private Colleges & Universities Authority Rev., GA, (Emory University), “A”, 5%, 10/01/43	490,000	532,292
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 6/01/36	115,000	115,689
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/30	175,000	193,398
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/31	75,000	82,418
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/32	75,000	81,854
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/27	535,000	596,145
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	210,000	242,103
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	190,000	206,473
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	65,000	70,263
Waco Education Finance Corp. Rev. (Baylor University), 5%, 3/01/43	675,000	701,109
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	225,000	236,246

		$26,925,211
Universities - Dormitories - 1.5%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/45	$285,000	$288,215
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	500,000	465,775
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	220,000	233,937
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	390,000	432,116
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/42	200,000	184,370
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	65,000	65,816
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/43	85,000	85,168

		$1,755,397
Universities - Secondary Schools - 1.5%
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	$100,000	$106,478
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	70,000	74,824
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/40	230,000	237,231
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	40,000	39,401
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	105,000	110,580
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	40,000	43,258
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39	150,000	161,273
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	385,000	433,113
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	150,000	145,491
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	180,000	182,192
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	140,000	141,476
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	100,000	99,247

		$1,774,564

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Cogeneration - 0.4%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	$125,000	$127,453
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	320,000	286,925

		$414,378
Utilities - Investor Owned - 4.2%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 10/01/38	$270,000	$8,438
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	195,000	213,753
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	400,000	424,108
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	410,000	452,472
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 5/01/19 (c)	70,000	86,349
Matagorda County, TX, Navigation District 1 (Houston Lighting), AMBAC, 5.125%, 11/01/28	2,000,000	2,153,040
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/22	1,000,000	1,000,920
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 9/01/29	485,000	495,384

		$4,834,464
Utilities - Municipal Owned - 5.0%
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/26	$225,000	$254,981
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/38	285,000	307,082
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/36	1,000,000	1,078,780
New York Power Authority Rev., “ A”, 5%, 11/15/38	1,000,000	1,082,820
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	335,000	371,847
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	215,000	225,488
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	515,000	540,122
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/36	260,000	273,078
Utility Debt Securitization Authority Restructuring Rev., “E”, 5%, 12/15/41	1,500,000	1,634,265

		$5,768,463
Utilities - Other - 4.0%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/18	$260,000	$294,492
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	525,000	591,827
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/26	120,000	133,710
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	250,000	274,483
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/18	190,000	215,899
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	425,000	531,696
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/32	795,000	840,760
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/17	180,000	198,722
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	205,000	228,442
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	300,000	336,414
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	610,000	669,884
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/25	185,000	198,507
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	135,000	137,778

		$4,652,614
Water & Sewer Utility Revenue - 13.1%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	$290,000	$353,986
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/35	1,000,000	1,094,480
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/38	1,000,000	1,064,240
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/38	1,000,000	1,089,120
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/38	505,000	381,815
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	20,000	14,926
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/28	125,000	142,198
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/29	120,000	135,563
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/30	75,000	84,193
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	15,000	16,743

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/41	$340,000	$368,213
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	460,000	439,507
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 6/01/28	1,500,000	1,712,535
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/26	320,000	360,467
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/27	215,000	241,200
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/29	1,000,000	1,126,310
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	90,000	114,451
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, 0%, 10/01/25	5,000	2,684
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	95,000	47,675
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	135,000	54,753
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	190,000	53,354
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	365,000	95,557
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	10,000	10,418
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	20,000	21,356
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	25,000	27,159
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	30,000	32,867
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	35,000	37,669
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	45,000	47,885
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	900,000	926,514
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/36	940,000	270,118
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	760,000	204,835
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/29	600,000	716,262
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 6/15/25	200,000	231,060
New York Environmental Facilities, “C”, 5%, 5/15/41	255,000	273,426
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 6/15/34	1,610,000	1,734,920
North Texas Municipal Water District, Water System Rev., Refunding and Improvement, 4%, 9/01/31	470,000	476,101
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 1/01/36	1,000,000	1,048,780
V Lakes Utility District, MS, Water Systems Rev., 7%, 7/15/37	85,000	85,010

		$15,138,350
Total Municipal Bonds		$167,635,596

Floating Rate Demand Notes - 0.8%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.03%, due 3/03/14	$900,000	$900,000
Total Investments		$168,535,596

Other Assets, Less Liabilities - (3.9)%		(4,448,729)

ARPS, at liquidation value (issued by the fund) - (0.7)%		(825,000)

VMTPS, at liquidation value (issued by the fund) - (41.5)%		(47,925,000)
Net assets applicable to common shares - 100.0%		$115,336,867

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,154,549 representing 1.0% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.544%, 12/01/16	8/27/93	$228,834	$224,386
% of Net assets applicable to common shares			0.2%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 2/28/14

Futures Contracts Outstanding at 2/28/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	90	$11,207,813	June - 2014	$(11,692)
U.S. Treasury Bond 30 yr (Short)	USD	31	4,124,938	June - 2014	(22,636)

					$(34,328)

At February 28, 2014, the fund had cash collateral of $210,250 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$167,635,596	$—	$167,635,596
Short Term Securities	—	900,000	—	900,000
Total Investments	$—	$168,535,596	$—	$168,535,596

Other Financial Instruments
Futures Contracts	$(34,328)	$—	$—	$(34,328)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$152,600,114
Gross unrealized appreciation	10,374,668
Gross unrealized depreciation	(1,968,811)
Net unrealized appreciation (depreciation)	$8,405,857

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2014

*	Print name and title of each signing officer under his or her signature.